Commitments and Contingencies	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
26.	COMMITMENTS AND CONTINGENCIES

Commitments

In the course of carrying out its operations and other activities, the Group and its subsidiaries enter into various agreements, which would require the Group to invest in or provide financing to specific projects or undertakings. In management’s opinion, these commitments are entered into under standard terms, which are representative of each specific project’s potential and should not result in an unreasonable loss.

As of December 31, 2014, the total Group’s contractual commitments to acquire property, plant and equipment amounted to $474,826.

Included in the commitments related to acquisition of property, plant and equipment are amounts arising from various purchase agreements in respect of railway construction for the Elga project. The total amount of remaining commitments under the construction contracts as of December 31, 2014 is equal to $378,922

Contingencies

(a)	Guarantees

As of December 31, 2014, the Group guaranteed the fulfillment of obligations to third parties for the total amount of $2,105. These guarantees are given by the Group under promissory notes, which were transferred by endorsement.

(b)	Environmental

In the course of the Group’s operations, the Group may be subject to environmental claims and legal proceedings. The quantification of environmental exposures requires an assessment of many factors, including changing laws and regulations, improvements in environmental technologies, the quality of information available related to specific sites, the assessment stage of each site investigation, preliminary findings and the length of time involved in remediation or settlement. Management does not believe that any pending environmental claims or proceedings will have a material adverse effect on its financial position and results of operations.

The Group estimated the total amount of capital investments to address environmental concerns at its various subsidiaries at $23,654 as of December 31, 2014. These amounts are not accrued in the consolidated financial statements until actual capital investments are made.

Possible liabilities, which were identified by management as those that can be subject to potential claims from environmental authorities are not accrued in the consolidated financial statements. The amount of such liabilities was not significant.

(c)	Taxation

The Group is subject to taxation to the largest extent in Russia, and secondarily in other jurisdictions. Russian tax, currency and customs legislation is subject to varying interpretations, and changes, which can occur frequently. Management’s interpretation of such legislation as applied to the transactions and activity of the Group may be challenged by the relevant regional and federal authorities. Recent events within the Russian Federation suggest that the tax authorities are taking a more assertive position in its interpretation of the legislation and assessments and as a result, it is possible that transactions and activities that have not been challenged in the past may be challenged. As such, significant additional taxes, penalties and interest may be assessed. Fiscal periods remain open to review by the authorities in respect of taxes for three calendar years preceding the year of review. Under certain circumstances reviews may cover longer periods.

In Russia, generally tax declarations remain open and subject to inspection for a period of three years. The fact that a year has been reviewed does not close that year, or any tax declaration applicable to that year, from further review during the three-year period.

In other tax jurisdictions where the Group conducts operations or holds shares, taxes are generally charged on the income arising in that jurisdiction. In some jurisdictions agreements to avoid double taxation are signed between different jurisdictions; however, the risk of additional taxation exists, especially in respect of certain domiciles where some of the Group entities are located and which are considered to be tax havens.

The Russian transfer pricing legislation, which came into force on January 1, 2012, allows the Russian tax authority to apply transfer pricing adjustments and impose additional profits tax liabilities in respect of all “controlled” transactions if the transaction price differs from the market level of prices. The list of “controlled” transactions includes transactions performed with related parties and certain types of cross-border transactions. For domestic transactions the transfer pricing rules apply only if the amount of all transaction with related party exceeds 2 billion Russian rubles in 2013 and 1 billion Russian rubles since 2014. In cases where the domestic transaction resulted in an accrual of additional tax liabilities for one party, another party could correspondingly adjust its profit tax liabilities according to the special notification issued by the authorized body in due course.

The current Russian transfer pricing rules have considerably increased the compliance burden for the taxpayers compared to the transfer pricing rules which were in effect before 2012 due to, inter alia, shifting the burden of proof from the Russian tax authorities to the taxpayers. These rules are applicable not only to the transactions taking place in 2012 but also to the prior transactions with related parties if related income and expenses were recognized in 2012. Special transfer pricing rules apply to transactions with securities and derivatives.

Due to the uncertainty and absence of current practice of application of the current Russian transfer pricing legislation the Russian tax authorities may challenge the level of prices applied by the Group under the “controlled” transactions and accrue additional tax liabilities unless the Group is able to demonstrate the use of market prices with respect to the “controlled” transactions, and that there has been proper reporting to the Russian tax authorities, supported by appropriate available transfer pricing documentation.

Management believes that it has paid or accrued all taxes that are applicable. Where uncertainty exists, the Group has accrued tax liabilities based on management’s best estimate of the probable outflow of resources embodying economic benefits, which will be required to settle these liabilities. In accordance with FASB ASC 450, “Contingencies” (“ASC 450”), the Group accrued $11,367 and $16,755 of other tax claims that management believes are probable, as of December 31, 2014 and 2013, respectively. In addition, income tax accrual was made under ASC 740 (Note 20).

As of December 31, 2014, the Group does not believe that any other material tax matters exist relating to the Group, including current pending or future governmental claims and demands, which would require adjustment to the accompanying financial statements in order for those statements not to be materially misstated or misleading.

Possible liabilities, which were identified by management as those that can be subject to different interpretations of the tax law and regulations are not accrued in the consolidated financial statements. The amount of such liabilities was $35,726.

(d)	Litigation, claims and assessments

The Group is subject to various lawsuits and claims with respect to such matters as personal injury, wrongful death, damage to property, exposure to hazardous substances, governmental regulations including environmental remediation, employment and contract disputes and other claims and actions arising out of the normal course of business. Management’s current estimates related to these pending claims, individually and in the aggregate, are immaterial to the financial position, results of operations or cash flows of the Group.

As of the date when the financial statements were issued, the Group was involved into the following litigations:

•	The Group filed a claim against Sberbank in connection with conversion of debt from Russian rubles into U.S. dollars under cross currency option agreement. The Group’s liabilities arising from conversion were recorded in the consolidated financial statements as of December 31, 2014 as described in Note 15;

•	VTB Bank and VTB Capital claimed for $101,912 plus interest pursuant to the obligations of the Group under cross currency swap agreement with VTB Bank (Austria). The Group is rejecting the VTB Bank’s claims including inter alia the validity of earlier termination of the swap agreement. The Group’s liabilities arising from cross currency swap were recorded in the consolidated financial statements as of December 31, 2014 as described in Note 15;

•	On March 31, 2015, the Group received a notice about seizure of 100% shares of Mechel Service Global B.V. in favor of VTB. The shares are seized according to the judgment of the Hague court as an interim measure in the claim of VTB to the Group in LMAC and are likely to be foreclosen on the outstanding loan that was recognized upon termination of swap agreement with VTB;

•	On April 13, 2015, the Group filed two lawsuits against VTB Bank with the Moscow Arbitrazh Court to contest the SKCC’s and Yakutugol’s loans conversion into U.S. dollars. The Group’s liabilities arising from conversion were recorded in the consolidated financial statements as of December 31, 2014 as described in Note 15.

(e)	Russian business environment

Russia continues economic reforms and development of its legal, tax and regulatory frameworks as required by a market economy. The future stability of the Russian economy is largely dependent upon these reforms and developments and the effectiveness of economic, financial and monetary measures undertaken by the government.

In 2014, the Russian economy was negatively impacted by a significant drop in crude oil prices and a significant devaluation of the Russian ruble, as well as sanctions imposed on Russia by several countries. In December 2014, the Russian ruble interest rates have increased significantly after the Central Bank of Russia raised its key rate to 17% p.a. The combination of the above resulted in reduced access to capital, a higher cost of capital, increased inflation and uncertainty regarding economic growth, which could negatively affect the Group’s future financial position, results of operations and business prospects. Management believes it is taking appropriate measures to support the sustainability of the Group’s business in the current circumstances.